FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
Fortitude Life Insurance & Annuity Company Variable Account B
A Fortitude Re Company
10 Exchange Place, Suite 2210, Jersey City, NJ 07302

ADVANCED SERIES ADVISOR PLANSM III (“ASAP IIISM”)
ADVANCED SERIES APEX IISM (“APEX IISM”)
ADVANCED SERIES XTRA CREDIT SIXSM (“ASXT6SM”) OR (“XT6”)
ADVANCED SERIES LIFEVEST IISM (“ASL IISM”)
Updating Summary Prospectus
May 1, 2023
You should read this Updating Summary Prospectus carefully, particularly the section titled “Important Information You Should Consider About the Annuity”.
An updated statutory prospectus for the Advanced Series Advisor PlanSM III (“ASAP IIISM”), Advanced Series APEX IISM (“APEX IISM”), Advanced Series Xtra Credit SixSM (“ASXT6SM” or (“XT6”) and Advanced Series LifeVest IISM (“ASL IISM”) Variable Annuity Contracts are currently available online, which contains more information about the contract, including its features, benefits, and risks. You can find the prospectus and other information about the contract online at www.prudential.com/FLIAC-CORE-STAT. The Market Value Adjusted Fixed Allocation Investment Options available with these Annuities are described in a separate prospectus, Market Value Adjusted Fixed Allocation Investment Option Under Certain Variable Annuity Contracts, which can be found on our website www.prudential.com/FLIAC-MODEL1-MVA-S3. You can also obtain this information at no cost by calling 1-800-879-7012 or by sending an email request to service@prudential.com.
This Updating Summary Prospectus incorporates by reference the “ASAP IIISM”, “APEX IISM”, “ASXT6SM” and “ASL IISM” prospectus and Statement of Additional Information (SAI), both dated May 1, 2023, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense.
COREPROS-USP

COREPROS-USP

GLOSSARY OF TERMS
Many terms used within this summary prospectus are described within the text where they appear. Not all the descriptions of those terms are repeated in this Glossary of Terms.
Account Value: The value of each allocation to a Sub-account (also referred to as a “variable investment option”) plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge (“CDSC” or “surrender charge”) and/or, unless the Account Value is being calculated on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each Market Value Adjustment Fixed Allocation on any day other than its Maturity Date may be calculated using a Market Value Adjustment. With respect to XT6, the Account Value includes any Credits we applied to your Purchase Payments that we are entitled to take back under certain circumstances. With respect to ASAP III and APEX II, the Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
Accumulation Period: The period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date.
Annuity Date: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner’s or Annuitant’s 95th birthday and (b) the fifth anniversary of the Issue Date, whichever occurs first. With respect to Annuities issued prior to November 20, 2006, please see the section of the statutory prospectus entitled “How and When Do I Choose the Annuity Payment Option?”.
Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.
Benefit Fixed Rate Account: A fixed investment option that is used only if you have elected the optional Highest Daily Lifetime Five Income Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate Purchase Payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula of the Highest Daily Lifetime Five Income Benefit.
Contingent Deferred Sales Charge (CDSC): This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a “contingent” charge because it can be imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. The amount and duration of the CDSC varies among ASAP III, APEX II and XT6. There is no CDSC for ASL II. See the “Fee Table” section of the statutory prospectus for details on the CDSC for each Annuity.
Credit: An amount we allocate to your Annuity’s Account Value each time you make a Purchase Payment. The amount of the Credit is payable from our general account. The amount of the Credit depends on the cumulative amount of Purchase Payments you have made to your Annuity, payable as a percentage of each specific Purchase Payment.
Fixed Allocation:An investment option that offers a fixed rate of interest for a specified Guarantee Period during the Accumulation Period. Certain Fixed Allocations are subject to a Market Value Adjustment if you withdraw Account Value prior to the Fixed Allocation’s maturity (Market Value Adjustment Fixed Allocation). We also offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”), and are not subject to any Market Value Adjustment. You may participate in a dollar cost averaging program outside of the 6 or 12 Month DCA Program, where the source of the funds to be transferred is a Fixed Allocation. We no longer offer our 6 or 12 Month DCA Program. Please see the separate prospectus covering the Market Value Adjusted Fixed Allocation Investment Option.
Guarantee Period: A period of time during the Accumulation Period where we credit a fixed rate of interest on a Fixed Allocation.
Issue Date: The effective date of your Annuity.
Marked Value Adjustment: A Market Value Adjustment used in the determination of Account Value of a Market Value Adjustment Fixed Allocation on any day more than 30 days prior to the Maturity Date of such Market Value Adjustment Fixed Allocation. Please see the separate prospectus covering the Market Value Adjusted Fixed Allocation Investment Option.
Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the “Owner” refers to the person or entity who has the rights and benefits designated as to the “Participant” in the certificate.
Portfolio: Any underlying mutual fund which may be selected as an investment option by the Owner. The terms “Fund” and “Portfolio” are used interchangeably. Some of the Portfolios use the term “Fund” and others use the term “Portfolio” in their respective prospectuses.
Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.
Separate Account. Purchase payments allocated to the variable investment options are held by us in a Separate Account called the Fortitude Life Insurance & Annuity Company Variable Account B. The Separate Account is set apart from all our other general assets.
Updating Summary Prospectus 1

Sub-account: We issue your Annuity through our Separate Account. See “What are the Separate Accounts?” under the General Information section of the statutory prospectus. The Separate Account invests in underlying mutual fund Portfolios. From an accounting perspective, we divide the Separate Account into a number of sections, each of which corresponds to a particular underlying mutual fund Portfolio. We refer to each such section of our Separate Account as a “Sub-account”.
Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.
"We," "our," "us" or "the Company": Fortitude Life Insurance & Annuity Company.
"You" or "your": the Owner(s) shown in the Annuity.
Updating Summary Prospectus 2

UPDATED INFORMATION ABOUT YOUR CONTRACT
Please see below for a summary of changes that have been made to the contract since the date of the last statutory prospectus, May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract and not all changes may be applicable to you.

•Allspring VT Omega Growth Fund - Class 1 was renamed Allspring VT Discovery All Cap Growth Fund - Class 1.
•AST AllianzGI World Trends Portfolio was renamed AST Moderate Multi-Asset Portfolio.
•AST BlackRock Global Strategies Portfolio merged into AST J.P. Morgan Tactical Preservation Portfolio.
•AST Bond Portfolio 2022 was liquidated.
•AST Bond Portfolio 2034 is a new Portfolio.
•AST Cohen & Steers Global Realty Portfolio merged into AST Cohen & Steers Realty Portfolio.
•AST Goldman Sachs Small-Cap Value Portfolio merged into the AST Small-Cap Value Portfolio.
•AST International Growth Portfolio was renamed AST International Equity Portfolio.
•AST International Value Portfolio merged into AST International Equity Portfolio.
•AST J.P. Morgan International Equity Portfolio merged into AST International Equity Portfolio.
•AST Jennison Large-Cap Growth Portfolio merged into AST Large-Cap Growth Portfolio.
•AST Loomis Sayles Large-Cap Growth Portfolio merged into AST Large-Cap Growth Portfolio.
•AST MFS Growth Allocation Portfolio merged into AST Capital Growth Asset Allocation Portfolio.
•AST MFS Growth Portfolio merged into AST Large-Cap Growth Portfolio.
•AST Moderate Multi-Asset Portfolio merged into AST Balanced Asset Allocation Portfolio.
•AST Small-Cap Growth Opportunities Portfolio merged into AST Small-Cap Growth Portfolio.
•AST T. Rowe Price Large-Cap Growth Portfolio was renamed AST Large-Cap Growth Portfolio.
•AST Wellington Management Hedged Equity Portfolio merged into AST Prudential Growth Allocation Portfolio.
•AST Western Asset Emerging Markets Debt Portfolio merged into AST Global Bond Portfolio.
•ProFund VP Basic Materials was renamed ProFund VP Materials.
•ProFund VP Consumer Goods was renamed ProFund VP Consumer Staples.
•ProFund VP Consumer Services was renamed ProFund VP Consumer Discretionary.
•ProFund VP Oil & Gas was renamed ProFund VP Energy.
•ProFund VP Telecommunications was renamed ProFund VP Communication Services.
•PSF International Growth Portfolio - Class I merged into AST International Equity Portfolio.
Updating Summary Prospectus 3

Important Information You Should Consider About ASAP III
Fees and Expenses
Charges for Early Withdrawals	If you withdraw money from the Annuity within 8 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 7.5% of the premium payment, and a surrender charge may be assessed up to 8 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $7,500 on a $100,000 withdrawal.
For more information on early withdrawal charges, please refer to the “Fees and Charges” section of the statutory prospectus.
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees and Charges” section of the statutory prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	0.650%* in Annuity Years 9 and later	1.282%* in Annuity Years 1-8
	Investment options	0.57%	3.69%
(Portfolio fees and expenses)
	Optional benefits available for an additional charge	0.25%*	10.50%
(for a single optional benefit, if elected)
* Charge based on average daily assets allocated to the Sub-accounts.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	$1,861	$7,879
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
	· No optional benefits	· No sales charges
	· No sales charges	· No additional Purchase Payments, transfers or withdrawals
· No additional Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of the statutory prospectus.
Updating Summary Prospectus 4

Important Information You Should Consider About APEX II
Fees and Expenses
Charges for Early Withdrawals	If you withdraw money from the Annuity within 4 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 8.5% of the premium payment, and a surrender charge may be assessed up to 4 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $8,500 on a $100,000 withdrawal.
For more information on early withdrawal charges, please refer to the “Fees and Charges” section of the statutory prospectus.
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees and Charges” section of the statutory prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	1.650%*	1.680%*
	Investment options	0.57%	3.69%
(Portfolio fees and expenses)
	Optional benefits available for an additional charge	0.25%*	10.50%
(for a single optional benefit, if elected)
* Charge based on average daily assets allocated to the Sub-accounts.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	$2,270	$8,272
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
	· No optional benefits	· No sales charges
	· No sales charges	· No additional Purchase Payments, transfers or withdrawals
· No additional Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of the statutory prospectus.
Updating Summary Prospectus 5

Important Information You Should Consider About XT6
Fees and Expenses
Charges for Early Withdrawals	If you withdraw money from the Annuity within 10 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 9.0% of the premium payment, and a surrender charge may be assessed up to 10 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $9,000 on a $100,000 withdrawal. Credits may also be recaptured if you take an Early Withdrawal.
For more information on early withdrawal charges, please refer to the “Fees and Charges” section of the statutory prospectus.
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees and Charges” section of the statutory prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	0.681%* in Annuity Years 11 and later	1.681%* in Annuity Years 1-10
	Investment options	0.57%	3.69%
(Portfolio fees and expenses)
	Optional benefits available for an additional charge	0.25%*	10.50%
(for a single optional benefit, if elected)
* Charge based on average daily assets allocated to the Sub-accounts.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	$2,270	$8,237
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
	· No optional benefits	· No sales charges
	· No sales charges	· No additional Purchase Payments, transfers or withdrawals
· No additional Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of the statutory prospectus.
Updating Summary Prospectus 6

Important Information You Should Consider About ASL II
Fees and Expenses
Charges for Early Withdrawals	None.
For more information on early withdrawal charges, please refer to the “Fees and Charges” section of the statutory prospectus.
Transaction Charges	You may be charged for other transactions. Charges may be applied to transfers (if more than 20 in an Annuity Year) or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Fees and Charges” section of the statutory prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	1.650%*	1.682%*
	Investment options	0.57%	3.69%
(Portfolio fees and expenses)
	Optional benefits available for an additional charge	0.25%*	10.50%
(for a single optional benefit, if elected)
* Charge based on average daily assets allocated to the Sub-accounts.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost	Highest Annual Cost
	$2,270	$8,272
	Assumes:	Assumes:
	· Investment of $100,000	· Investment of $100,000
	· 5% annual appreciation	· 5% annual appreciation
	· Least expensive Portfolio fees and expenses	· Most expensive combination of optional benefits and Portfolio fees and expenses
	· No optional benefits	· No sales charges
	· No sales charges	· No additional Purchase Payments, transfers or withdrawals
· No additional Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the "Fee Table" section of the statutory prospectus.
Updating Summary Prospectus 7

Risks
Risk of Loss	You can lose money by investing in the Annuity. You can also lose value from Credits if they are recaptured by us.
For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.
Not a Short-Term Investment	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.
Risks Associated with Investment Options	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Fixed Allocations, each of which has its own unique risks. You should review the investment options before making an investment decision. The Fixed Allocations may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.
For more information on the risks associated with investment options, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.
Insurance Company Risks	An investment in the Annuity is subject to the risks related to the Company. Any obligations (including under any Fixed Allocation), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company is available upon request. Such requests can be made toll-free at 1-800-879-7012.
For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Annuity” section of the statutory prospectus.
Restrictions
Investments	You may make twenty (20) free transfers between investment options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
If you select an optional benefit, your selection of investment options may be limited.
We reserve the right to remove or substitute Portfolios as investment options.

We may impose limitations on an investment professional's or investment advisor's ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to the "Fees and Charges" section, "Appendix A", the "What are the Separate Accounts?" section and the "May I Give My Financial Professional Permission to Forward Transaction Instructions?" section of the statutory prospectus

Optional Benefits	You may be able to obtain optional benefits, which may require additional charges. If you elect to purchase one or more optional benefits, we will deduct an additional charge on a daily, quarterly or annual basis from your Account Value allocated to the Sub-accounts. The charge for each optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefits. Any withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
For more information on optional benefits under the Annuity, please refer to the “Benefits Available Under the Annuity” section of the statutory prospectus.
Taxes
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59 1/2.
For more information on tax implications, please refer to the “Tax Considerations” section of the statutory prospectus.
Conflicts of Interest
Investment Professional Compensation
Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on your investment in the Annuity.

For more information on investment professional compensation, please refer to the “Who Distributes Annuities?” section of the statutory prospectus.
Exchanges	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract. This Annuity is no longer sold.
For more information on exchanges, please refer to the “Who Distributes the Annuities” section of the statutory prospectus.
Updating Summary Prospectus 8

APPENDIX A - PORTFOLIOS AVAILABLE UNDER THE ANNUITY
The following is a list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/FLIAC-CORE-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email request to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Equity	Allspring VT Discovery All Cap Growth Fund Class 1 (formerly Allspring VT Omega Growth Fund - Class 1)♦, 1 Allspring Global Investments, LLC (subadviser) Allspring Funds Management, LLC (adviser)	0.75%	-37.04%	7.52%	11.23%
Equity	Allspring VT International Equity Fund - Class 1♦, 1 Allspring Global Investments, LLC (subadviser) Allspring Funds Management, LLC (adviser)	0.69%	-11.48%	-0.87%	3.67%
Equity	Allspring VT Small Cap Growth Fund - Class 1[1] Allspring Global Investments, LLC (subadviser) Allspring Funds Management, LLC (adviser)	0.94%	-34.30%	7.35%	10.85%
Allocation	AST Academic Strategies Asset Allocation Portfolio♦, 1 Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Morgan Stanley Investment Management Inc. PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate Systematica Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	1.11%	-13.45%	1.58%	3.64%
Allocation	AST Advanced Strategies Portfolio♦, 1 LSV Asset Management Massachusetts Financial Services Company Pacific Investment Management Company, LLC T. Rowe Price Associates, Inc. PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC William Blair Investment Management, LLC	0.91%	-16.62%	3.79%	6.52%
Allocation	AST Balanced Asset Allocation Portfolio♦, 1 ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.88%	-16.26%	3.70%	6.31%
Fixed Income	AST Bond Portfolio 2023♦, 1, 2 PGIM Fixed Income PGIM Limited	0.90%	-3.70%	1.43%	1.46%
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Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Fixed Income	AST Bond Portfolio 2024♦, 1, 2 PGIM Fixed Income PGIM Limited	0.93%	-6.62%	1.22%	N/A
Fixed Income	AST Bond Portfolio 2025♦, 1, 2 PGIM Fixed Income PGIM Limited	0.93%	-8.74%	1.27%	N/A
Fixed Income	AST Bond Portfolio 2026♦, 1, 2 PGIM Fixed Income PGIM Limited	0.93%	-10.69%	0.69%	N/A
Fixed Income	AST Bond Portfolio 2027♦, 1, 2 PGIM Fixed Income PGIM Limited	0.93%	-12.70%	0.37%	N/A
Fixed Income	AST Bond Portfolio 2028♦, 1, 2 PGIM Fixed Income PGIM Limited	0.84%	-14.05%	0.58%	N/A
Fixed Income	AST Bond Portfolio 2029♦, 1, 2 PGIM Fixed Income PGIM Limited	0.93%	-15.97%	N/A	N/A
Fixed Income	AST Bond Portfolio 2030♦, 1, 2 PGIM Fixed Income PGIM Limited	0.93%	-17.13%	N/A	N/A
Fixed Income	AST Bond Portfolio 2031♦, 1, 2 PGIM Fixed Income PGIM Limited	0.85%	-18.74%	N/A	N/A
Fixed Income	AST Bond Portfolio 2032♦, 1, 2 PGIM Fixed Income PGIM Limited	0.82%	-20.17%	N/A	N/A
Fixed Income	AST Bond Portfolio 2033♦, 1, 2 PGIM Fixed Income PGIM Limited	0.93%	N/A	N/A	N/A
Fixed Income	AST Bond Portfolio 2034♦, 1, 2 PGIM Fixed Income PGIM Limited	0.77%	N/A	N/A	N/A
Allocation	AST Capital Growth Asset Allocation Portfolio♦, 1 ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.88%	-16.90%	4.80%	7.71%
Equity	AST ClearBridge Dividend Growth Portfolio♦, 1 ClearBridge Investments, LLC	0.93%	-7.55%	8.86%	N/A
Equity	AST Cohen & Steers Realty Portfolio♦, 1 Cohen & Steers Capital Management, Inc.	1.08%	-25.36%	5.30%	7.39%
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Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Fixed Income	AST Core Fixed Income Portfolio♦, 1 PGIM Fixed Income PGIM Limited Wellington Management Company LLP Western Asset Management Company, LLC Western Asset Management Company Limited	0.68%	-16.29%	-0.58%	1.50%
Equity	AST Emerging Markets Equity Portfolio[1] AQR Capital Management, LLC J.P. Morgan Investment Management, Inc. Martin Currie Inc.	1.40%	-21.71%	-4.48%	-1.07%
Fixed Income	AST Global Bond Portfolio♦, 1 AllianceBernstein L.P. Goldman Sachs Asset Management,L.P. Goldman Sachs Asset Management International Wellington Management Company LLP	0.84%	-12.19%	0.02%	N/A
Fixed Income	AST Government Money Market Portfolio♦, 1 PGIM Fixed Income	0.57%	1.21%	0.88%	0.47%
Fixed Income	AST High Yield Portfolio♦, 1 J.P. Morgan Investment Management, Inc. PGIM Fixed Income PGIM Limited	0.86%	-11.51%	1.76%	3.68%
Equity	AST International Equity Portfolio (formerly AST International Growth Portfolio)♦, 1 Jennison Associates LLC J.P. Morgan Investment Management, Inc. LSV Asset Management Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	0.99%	-28.68%	3.82%	6.19%
Fixed Income	AST Investment Grade Bond Portfolio♦, 1, 2 PGIM Fixed Income PGIM Limited	0.70%	-13.82%	1.73%	2.16%
Allocation	AST J.P. Morgan Global Thematic Portfolio♦, 1 J.P. Morgan Investment Management, Inc.	0.99%	-16.98%	3.16%	5.81%
Allocation	AST J.P. Morgan Tactical Preservation Portfolio♦, 1 J.P. Morgan Investment Management, Inc.	0.91%	-15.73%	1.95%	4.13%
Equity	AST Large-Cap Core Portfolio♦, 1 J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC	0.87%	-16.99%	6.51%	N/A
Equity	AST Large-Cap Growth Portfolio (formerly AST T. Rowe Price Large-Cap Growth Portfolio)♦, 1 Clearbridge Investments, LLC, Jennison Associates LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.87%	-33.21%	7.81%	13.43%
Equity	AST Large-Cap Value Portfolio♦, 1 Hotchkis and Wiley Capital Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.80%	1.70%	7.94%	11.87%
Updating Summary Prospectus 11

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Equity	AST MFS Global Equity Portfolio♦, 1 Massachusetts Financial Services Company	1.11%	-17.96%	5.17%	8.32%
Equity	AST Mid-Cap Growth Portfolio♦, 1 Delaware Investments Fund Advisers J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company TimesSquare Capital Management, LLC	1.06%	-30.93%	5.08%	8.69%
Equity	AST Mid-Cap Value Portfolio♦, 1 Massachusetts Financial Services Company Victory Capital Management Inc. Wellington Management Company LLP	1.01%	-7.77%	4.13%	9.69%
Allocation	AST Preservation Asset Allocation Portfolio♦, 1 ClearBridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC Wellington Management Company LLP	0.89%	-15.62%	1.74%	3.90%
Allocation	AST Prudential Growth Allocation Portfolio[1] Jennison Associates LLC PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC PGIM Real Estate	0.89%	-18.30%	2.14%	6.08%
Allocation	AST Quantitative Modeling Portfolio♦, 1 PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC	1.00%	-18.75%	3.46%	6.88%
Equity	AST Small-Cap Growth Portfolio♦, 1 Driehaus Capital Management LLC Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) Inc. Victory Capital Management Inc.	0.99%	-27.57%	6.01%	10.15%
Equity	AST Small-Cap Value Portfolio♦, 1 Boston Partners Global Investors, Inc Goldman Sachs Asset Management, L.P. Hotchkis & Wiley Capital Management, LLC J.P. Morgan Investment Management, Inc.	0.99%	-13.32%	3.07%	8.36%
Allocation	AST T. Rowe Price Asset Allocation Portfolio♦, 1 T. Rowe Price Associates, Inc. T. Rowe Price International Ltd	0.87%	-16.35%	3.90%	6.40%
Equity	AST T. Rowe Price Natural Resources Portfolio♦, 1 T. Rowe Price Associates, Inc.	0.91%	6.09%	4.58%	3.91%
Equity	Invesco V.I. Discovery Mid Cap Growth Fund‡, 1 Invesco Advisers, Inc	0.86%	-30.98%	8.64%	11.83%
Updating Summary Prospectus 12

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Equity	Invesco V.I. Diversified Dividend Fund - Series I shares[1] Invesco Advisers, Inc	0.67%	-1.68%	6.24%	9.80%
Equity	Invesco V.I. Health Care Fund – Series I shares[1] Invesco Advisers, Inc	0.96%	-13.32%	8.30%	10.24%
Equity	Invesco V.I. Technology Fund – Series I shares‡ Invesco Advisers, Inc	0.98%	-39.95%	6.31%	10.46%
Equity	NVIT Emerging Markets Fund♦, 1 Nationwide Fund Advisors NS Partners Ltd Loomis Sayles & Company L.P.	1.39%	-24.99%	-4.62%	-0.56%
Fixed Income	ProFund Access VP High Yield♦, ‡ ProFund Advisors LLC	1.68%	-7.97%	0.60%	2.87%
Equity	ProFund VP Asia 30♦, ‡, 1 ProFund Advisors LLC	1.68%	-24.42%	-3.01%	1.64%
Equity	ProFund VP Banks♦, ‡, 1 ProFund Advisors LLC	1.68%	-19.88%	0.40%	8.08%
Equity	ProFund VP Bear♦, ‡, 1 ProFund Advisors LLC	1.68%	17.11%	-12.04%	-13.86%
Equity	ProFund VP Biotechnology‡ ProFund Advisors LLC	1.63%	-7.71%	6.00%	12.08%
Equity	ProFund VP Bull♦, ‡, 1 ProFund Advisors LLC	1.68%	-19.74%	7.31%	10.37%
Equity	ProFund VP Communication Services (formerly ProFund VP Telecommunications)♦, ‡, 1 ProFund Advisors LLC	1.68%	-21.22%	-1.28%	2.48%
Equity	ProFund VP Consumer Discretionary (formerly ProFund VP Consumer Services)♦, ‡, 1 ProFund Advisors LLC	1.68%	-31.53%	3.97%	9.45%
Equity	ProFund VP Consumer Staples (formerly ProFund VP Consumer Goods)♦, ‡, 1 ProFund Advisors LLC	1.68%	-24.70%	4.95%	8.38%
Equity	ProFund VP Energy (formerly ProFund VP Oil & Gas)♦, ‡, 1 ProFund Advisors LLC	1.68%	59.43%	6.57%	3.42%
Equity	ProFund VP Europe 30♦, ‡, 1 ProFund Advisors LLC	1.68%	-7.76%	1.07%	3.03%
Equity	ProFund VP Financials♦, ‡, 1 ProFund Advisors LLC	1.68%	-15.14%	4.82%	9.74%
Equity	ProFund VP Health Care♦, ‡, 1 ProFund Advisors LLC	1.68%	-6.03%	10.26%	13.12%
Equity	ProFund VP Industrials♦, ‡, 1 ProFund Advisors LLC	1.68%	-15.60%	5.48%	10.22%
Updating Summary Prospectus 13

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Equity	ProFund VP Internet♦, ‡ ProFund Advisors LLC	1.68%	-46.13%	1.17%	10.88%
Equity	ProFund VP Japan♦, ‡, 1 ProFund Advisors LLC	1.68%	-9.92%	2.84%	8.28%
Equity	ProFund VP Large-Cap Growth♦, ‡, 1 ProFund Advisors LLC	1.68%	-30.64%	8.33%	11.63%
Equity	ProFund VP Large-Cap Value♦, ‡, 1 ProFund Advisors LLC	1.68%	-6.82%	5.83%	9.04%
Equity	ProFund VP Materials (formerly ProFund VP Basic Materials)♦, ‡, 1 ProFund Advisors LLC	1.68%	-9.14%	5.21%	6.89%
Equity	ProFund VP Mid-Cap Growth♦, ‡, 1 ProFund Advisors LLC	1.68%	-20.34%	4.26%	8.59%
Equity	ProFund VP Mid-Cap Value♦, ‡, 1 ProFund Advisors LLC	1.68%	-8.45%	5.31%	9.06%
Equity	ProFund VP NASDAQ-100♦, ‡, 1 ProFund Advisors LLC	1.68%	-33.91%	10.00%	14.07%
Equity	ProFund VP Pharmaceuticals♦, ‡, 1 ProFund Advisors LLC	1.68%	-6.13%	4.67%	8.15%
Equity	ProFund VP Precious Metals♦, ‡, 1 ProFund Advisors LLC	1.68%	-11.02%	4.90%	-4.05%
Equity	ProFund VP Real Estate♦, ‡, 1 ProFund Advisors LLC	1.68%	-26.56%	2.43%	4.92%
Equity	ProFund VP Rising Rates Opportunity‡, 1 ProFund Advisors LLC	1.66%	58.47%	-0.03%	-3.97%
Equity	ProFund VP Semiconductor♦, ‡ ProFund Advisors LLC	1.68%	-37.50%	12.57%	18.49%
Equity	ProFund VP Short Mid-Cap♦, ‡ ProFund Advisors LLC	1.68%	9.37%	-11.83%	-13.84%
Equity	ProFund VP Short NASDAQ-100♦, ‡, 1 ProFund Advisors LLC	1.68%	35.06%	-16.57%	-18.18%
Equity	ProFund VP Short Small-Cap♦, ‡ ProFund Advisors LLC	1.68%	17.81%	-10.72%	-13.44%
Equity	ProFund VP Small-Cap Growth♦, ‡, 1 ProFund Advisors LLC	1.68%	-22.41%	4.29%	9.30%
Equity	ProFund VP Small-Cap Value♦, ‡, 1 ProFund Advisors LLC	1.68%	-12.41%	3.65%	8.49%
Equity	ProFund VP Technology‡, 1 ProFund Advisors LLC	1.63%	-35.72%	12.25%	15.15%
Updating Summary Prospectus 14

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-Year	5-Year	10-Year
Fixed Income	ProFund VP U.S. Government Plus♦, ‡, 1 ProFund Advisors LLC	1.38%	-41.70%	-6.07%	-1.84%
Equity	ProFund VP UltraBull♦, ‡ ProFund Advisors LLC	1.68%	-39.12%	9.32%	18.04%
Equity	ProFund VP UltraMid-Cap♦, ‡, 1 ProFund Advisors LLC	1.68%	-32.17%	2.53%	13.66%
Equity	ProFund VP UltraNASDAQ-100♦, ‡ ProFund Advisors LLC	1.68%	-60.93%	12.50%	24.72%
Allocation	ProFund VP UltraSmall-Cap♦, ‡ ProFund Advisors LLC	1.68%	-43.68%	-2.75%	10.04%
Equity	ProFund VP Utilities♦, ‡, 1 ProFund Advisors LLC	1.68%	-0.25%	7.27%	9.21%
The additional information below may be applicable to the Portfolios listed in the above table:

PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).
PGIM Real Estate is a business unit of PGIM, Inc.
1 These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)a Portfolio’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategy;
(b)the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.
The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
2 Please note that you may not allocate Purchase Payments to the AST Investment Grade Bond Portfolio or the target date bond Portfolios (e.g., AST Bond Portfolio 2025).
♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
‡ Please see additional information below regarding certain portfolios.

Invesco V.I. Discovery Mid Cap Growth Fund
Effective May 1, 2020, was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

Invesco V.I. Technology Fund – Series I shares
Effective May 1, 2022, was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund Access VP High Yield
Effective April 26, 2021, was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

Updating Summary Prospectus 15

ProFund VP Asia 30
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Banks
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Bear
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Biotechnology
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Bull
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Communication Services
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Consumer Discretionary
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Consumer Staples
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Energy
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Europe 30
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Financials
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Health Care
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Industrials
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Internet
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Japan
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Large-Cap Growth
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Large-Cap Value
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Materials
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Mid-Cap Growth
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Mid-Cap Value
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP NASDAQ-100
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Pharmaceuticals
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Precious Metals
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Real Estate
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Rising Rates Opportunity
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

Updating Summary Prospectus 16

ProFund VP Semiconductor
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Short Mid-Cap
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Short NASDAQ-100
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Short Small-Cap
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Small-Cap Growth
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Small-Cap Value
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Technology
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP U.S. Government Plus
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP UltraBull
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP UltraMid-Cap
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP UltraNASDAQ-100
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP UltraSmall-Cap
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

ProFund VP Utilities
Effective May 26, 2008 was closed to all new investments except those made by contract owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

Stipulated Investment Options if you Elect Certain Optional Benefits
Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. Broadly speaking, we offer two groups of “Permitted Sub-accounts”. Under the first group (Group I), your allowable investment options are more limited, but you are not subject to mandatory quarterly re-balancing. Under the second group (Group II), you may allocate your Account Value between a broader range of investment options, but must participate in quarterly re-balancing. The set of tables immediately below describes the first category of permitted Investment Options.
While those who do not participate in any optional benefit generally may invest in any of the investment options described in the prospectus, only those who participate in the optional benefits listed in Group II below may participate in the second category (along with its attendant re-balancing requirement). This second category is called our “Custom Portfolios Program” (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials). If you participate in the Custom Portfolios Program, you may not participate in an Automatic Rebalancing Program. We may modify or terminate the Custom Portfolios Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance, (ii) not affect the guarantees you had accrued under the optional benefit or your ability to continue to participate in those optional benefits, and (iii) not require you to transfer Account Value out of any Portfolio in which you participated immediately prior to the modification or termination.
Group I: Allowable Benefit Allocations

Optional Benefit Name*	Allowable Benefit Allocations:
GRO Plus II	AST Academic Strategies Asset Allocation Portfolio
Highest Daily GRO II	AST Advanced Strategies Portfolio
Highest Daily Lifetime Five Income Benefit	AST Balanced Asset Allocation Portfolio
Highest Daily Lifetime Seven Income Benefit	AST Capital Growth Asset Allocation Portfolio
Highest Daily Lifetime 7 Plus Income Benefit	AST J.P. Morgan Global Thematic Portfolio
Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST J.P. Morgan Tactical Preservation Portfolio
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator	AST Preservation Asset Allocation Portfolio
Updating Summary Prospectus 17

Optional Benefit Name*	Allowable Benefit Allocations:
Highest Daily Lifetime Seven with Beneficiary Income Option	AST Prudential Growth Allocation Portfolio
Highest Daily Lifetime Seven with Lifetime Income Accelerator	AST T. Rowe Price Asset Allocation Portfolio
Highest Daily Lifetime 6 Plus
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator
Highest Daily Value Death Benefit
Lifetime Five Income Benefit
Spousal Highest Daily Lifetime Seven Income Benefit
Spousal Highest Daily Lifetime 7 Plus Income Benefit Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
Spousal Highest Daily Lifetime 6 Plus
Spousal Lifetime Five Income Benefit
Optional Benefit Name*	All Investment Options Permitted, EXCEPT These:
Combo 5% Rollup & HAV Death Benefit	Invesco V.I. Technology
Guaranteed Minimum Income Benefit	ProFund Access VP High Yield
Guaranteed Minimum Withdrawal Benefit	ProFund VP Biotechnology
Highest Anniversary Value Death Benefit	ProFund VP Internet
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
Optional Benefit Name*	All Investment Options Permitted, EXCEPT These:
GRO PLUS 2008	AST Quantitative Modeling Portfolio
Highest Daily GRO	Invesco V.I. Technology
ProFund Access VP High Yield
ProFund VP Asia 30
ProFund VP Biotechnology
ProFund VP Internet
ProFund VP NASDAQ-100
ProFund VP Precious Metals
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP Ultra Mid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
Allspring VT Small-Cap Growth
Optional Benefit Name*	All Investment Options Permitted, EXCEPT These:
GRO/GRO PLUS	AST Quantitative Modeling Portfolio
Invesco V.I. Technology
ProFund Access VP High Yield
ProFund VP Biotechnology
ProFund VP Internet
Updating Summary Prospectus 18

Optional Benefit Name*	All Investment Options Permitted, EXCEPT These:
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
*    Detailed Information regarding these optional benefits can be found in the “Living Benefits” and “Death Benefit” sections of the statutory prospectus.
The following set of tables describes the second category (i.e., Group II below), under which:
(a)you must allocate at least 20% of your Account Value to certain fixed income Portfolios (currently, the AST Core Fixed Income Portfolio, and/or AST Global Bond Portfolio).
(b)you may allocate up to 80% in equity and other Portfolios listed in the table below.
(c)on each benefit quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your Account Value, so that the percentages devoted to each Portfolio remain the same as those in effect on the immediately preceding quarter-end, subject to the predetermined mathematical formula inherent in any applicable optional benefit. Note that on the first quarter-end following your participation in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), we will re-balance your Account Value so that the percentages devoted to each Portfolio remain the same as those in effect when you began the Custom Portfolios Program.
(d)between quarter-ends, you may re-allocate your Account Value among the investment options permitted within this category. If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation.
(e)if you are already participating in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials) and add a new benefit that also participates in this program, your rebalancing date will continue to be based upon the quarterly anniversary of your initial benefit election.

Group II: Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials)

Optional Benefit Name*	Permitted Portfolios
Highest Daily Lifetime Seven	AST Academic Strategies Asset Allocation Portfolio
Spousal Highest Daily Lifetime Seven	AST Advanced Strategies Portfolio
Highest Daily Lifetime Seven with Beneficiary Income Option	AST Balanced Asset Allocation Portfolio
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option	AST Capital Growth Asset Allocation Portfolio
Highest Daily Lifetime Seven with Lifetime Income Accelerator	AST ClearBridge Dividend Growth Portfolio
Highest Daily Lifetime 7 Plus Spousal	AST Cohen & Steers Realty Portfolio
Highest Daily Lifetime 7 Plus	AST Core Fixed Income Portfolio
Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST Emerging Markets Equity Portfolio
Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST Global Bond Portfolio
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator	AST Government Money Market Portfolio
Highest Daily Lifetime 6 Plus	AST High Yield Portfolio
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator	AST International Equity Portfolio
Spousal Highest Daily Lifetime 6 Plus	AST J.P. Morgan Global Thematic Portfolio
GRO Plus II	AST J.P. Morgan Tactical Preservation Portfolio
Highest Daily GRO II	AST Large-Cap Core Portfolio
AST Large-Cap Growth Portfolio
AST Large-Cap Value Portfolio
AST MFS Global Equity Portfolio
AST Mid-Cap Growth Portfolio
AST Mid-Cap Value Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
Updating Summary Prospectus 19

AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Natural Resources Portfolio
The following additional Portfolios are available subject to certain restrictions:

ProFund VP**
Communication Services
Consumer Staples
Consumer Discretionary
Financials
Health Care
Industrials
Large-Cap Growth
Large-Cap Value
Mid-Cap Growth
Mid-Cap Value
Real Estate
Small-Cap Growth
Small-Cap Value
Utilities
*    Detailed Information regarding these optional benefits can be found in the “Living Benefits” and “Death Benefit” sections of the statutory prospectus.
**    For ASAP III, XT6, and ASL II Annuities issued beginning on May 26, 2008, we limit the Owner’s ability to invest in the ProFund VP Portfolios. Specifically:
▪We will not permit those who acquire an ASAP III, XT6, or ASL II Annuity on or after May 26, 2008 (including beneficiaries who acquire such an Annuity under the Beneficiary Continuation Option) to invest in any ProFund VP Portfolio; and
▪Those who acquired an ASAP III, XT6, or ASL II Annuity prior to May 26, 2008 may invest in any ProFund VP Portfolio without being subject to the above restrictions; and
▪Those who currently hold an APEX II Annuity, or who acquired an APEX II Annuity after May 26, 2008, may invest in any ProFund VP Portfolio (except that beneficiaries who acquire an APEX II Annuity on or after May 26, 2008 under the Beneficiary Continuation Option may not invest in any ProFund VP Portfolio).

Updating Summary Prospectus 20

Edgar Contract Identifier:
ASAP III: C000003474
APEX II: C000003486
XT6: C000003488
ASL II: C000003487	COREPROS-USP
Updating Summary Prospectus 21